Major Events in the Period and Events After the Period - Additional Information (Details) - EUR (€) € in Thousands		3 Months Ended	12 Months Ended					24 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024	Dec. 16, 2021
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Number of shares outstanding	49,996,185	49,996,185		49,996,185	49,834,983			49,996,185
+ Proceeds from issue of share capital (net)				€ 61	€ 0	€ 5
Purchase of interests in associates				0	0	41,525
Revenue				€ 70,939	38,176	€ 26,566
Disclosure Of Major Events In The Period Explanatory
2.1.1     Historic Milestone Achieved with U.S. FDA Accelerated Approval of Ipsen’s Iqirvo® for Primary Biliary Cholangitis
FDA Approval
On June 10, 2024, GENFIT announced the achievement of a historic corporate milestone: the U.S. Food and Drug Administration (FDA) accelerated approval of Iqirvo® (elafibranor) 80 mg tablets, as a first-in-class treatment for PBC in combination with ursodeoxycholic acid (UDCA) in adults with an inadequate response to UDCA, or as monotherapy in patients unable to tolerate UDCA.
Elafibranor is marketed and commercialized by Ipsen under the trademark Iqirvo® and can be prescribed in the U.S. for eligible patients.
This indication is approved under accelerated approval based on reduction of alkaline phosphatase (ALP). Improvement in survival or prevention of liver decompensation events have not been demonstrated. Continued approval for this indication may be contingent upon verification and description of clinical benefit in confirmatory trial(s). Iqirvo® (elafibranor) is not recommended for people who have or who develop decompensated cirrhosis (e.g., ascites, variceal bleeding, Hepatic Encephalopathy).
License and Collaboration Agreement with Ipsen, and milestone payments
As previously communicated, in December 2021, Ipsen acquired global rights to develop and commercialize the molecule (except for China, Hong Kong, Taiwan, and Macau, where Terns Pharmaceuticals holds the exclusive license to develop and market elafibranor).
Under the terms of the agreement, GENFIT is eligible to receive a €48.7 million milestone payment upon the first commercial sale of Iqirvo®/elafibranor in the U.S. This event occurred on June 17, 2024, and as such this amount was invoiced to and received from Ipsen and recorded as revenue on the consolidated statement of operations for the year ended December 31, 2024.
GENFIT expects to receive an additional €26.5 million milestone payment, subject to Iqirvo® (elafibranor) pricing and reimbursement approval in three European countries. Approval will only be considered probable when said approval is actually granted, as this is a regulatory milestone outside of GENFIT's control. GENFIT is also eligible for tiered double-digit royalties of up to 20%, applied to the annual sales of licensed products realized by Ipsen. See Note 29 - Commitments, contingent liabilities and contingent assets. Related royalty revenues for 2024 totaled €2.7 million.

Major Events in the Period and Events After the Period				MAJOR EVENTS IN THE PERIOD AND EVENTS AFTER THE PERIOD
Genoscience Pharma
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Contingent milestone payments									€ 20,000
Ipsen
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Deferred income	€ 40,000	€ 40,000		€ 40,000				€ 40,000
Revenue				8,700
Ipsen | Collaboration and License Agreement
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Revenue from collaboration, potential milestone payments	€ 62,000	€ 1,800	€ 26,500	€ 48,700	€ 13,300		€ 360,000	€ 62,000
Royalty income, percent of collaborative sales							20.00%
OCEANE
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Conversion Exchange Premium				550.00%